UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bridgecreek Investment Management, LLC
Address:  2431 East 61st Street, Suite 315
          Tulsa, OK  74136

Form 13F File Number:  028-11967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian G. Carney, CIMA
Title:    Chief Investment Officer
          Chief Compliance Officer
Phone:    (918) 392-1990

Signature, Place, and Date of Signing:

     /s/ Brian G. Carney                Tulsa, OK              February 9, 2012
     -------------------                ---------              ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          183
                                         -----------

Form 13F Information Table Value Total:  $   221,735
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                           Title of                                            Investment         Other     Voting
Name of Issuer                              Class         CUSIP        Value     Shares        Discretion        Managers  Authority
------------------------------------------------------------------------------------------------------------------------------------
AES CORP COM                               COMMON STOCK  00130H105      91,760     7,750   Full Discretion/Sole   N/A      Sole
AFFILIATED MANAGERS GROUP COM              COMMON STOCK  008252108   2,069,641    21,570   Full Discretion/Sole   N/A      Sole
ALASKA COMM SYSTEMS GROUP COM              COMMON STOCK  01167P101       9,632     3,200   Full Discretion/Sole   N/A      Sole
ALTRIA GROUP INC COM                       COMMON STOCK  02209S103   4,722,652   159,280   Full Discretion/Sole   N/A      Sole
AMAZON.COM INC COM                         COMMON STOCK  023135106   4,346,541    25,110   Full Discretion/Sole   N/A      Sole
AMERICAN INTL GROUP INC COM                COMMON STOCK  026874784      51,040     2,200   Full Discretion/Sole   N/A      Sole
AMERICAN TOWER CORP 1:1 EXC 1/3/12 03027X1 COMMON STOCK  029912201   1,277,313    21,285   Full Discretion/Sole   N/A      Sole
AMGEN INC COM                              COMMON STOCK  031162100      77,052     1,200   Full Discretion/Sole   N/A      Sole
ANADARKO PETROL CORP COM                   COMMON STOCK  032511107       7,633       100   Full Discretion/Sole   N/A      Sole
ANNALY CAPITAL MANAGEMENT INC COM          COMMON STOCK  035710409   4,683,143   293,430   Full Discretion/Sole   N/A      Sole
APACHE CORP COM                            COMMON STOCK  037411105      11,322       125   Full Discretion/Sole   N/A      Sole
APPLE INC COM                              COMMON STOCK  037833100   4,153,275    10,255   Full Discretion/Sole   N/A      Sole
ARUBA NETWORKS INC COM                     COMMON STOCK  043176106   3,355,731   181,195   Full Discretion/Sole   N/A      Sole
AT&T INC COM                               COMMON STOCK  00206R102      75,600     2,500   Full Discretion/Sole   N/A      Sole
B&G FOODS INC COM                          COMMON STOCK  05508R106   6,311,996   262,235   Full Discretion/Sole   N/A      Sole
BAIDU INC ADR                              COMMON STOCK  056752108   2,239,136    19,225   Full Discretion/Sole   N/A      Sole
BANCFIRST CORP COM                         COMMON STOCK  05945F103     266,534     7,100   Full Discretion/Sole   N/A      Sole
BANK OF AMERICA CORP COM                   COMMON STOCK  060505104      47,849     8,606   Full Discretion/Sole   N/A      Sole
BANK OF HAWAII CORP COM                    COMMON STOCK  062540109     155,715     3,500   Full Discretion/Sole   N/A      Sole
BERKSHIRE HATHAWAY INC DEL CL B            COMMON STOCK  084670702      68,670       900   Full Discretion/Sole   N/A      Sole
BERKSHIRE HATHAWAY INC DEL CONV CL A COM   COMMON STOCK  084670108     229,510         2   Full Discretion/Sole   N/A      Sole
BHP BILLITON LIMITED ADR                   COMMON STOCK  088606108     191,760     2,715   Full Discretion/Sole   N/A      Sole
BLACKROCK INC COM                          COMMON STOCK  09247X101   2,805,498    15,740   Full Discretion/Sole   N/A      Sole
BOK FINL CORP CM                           COMMON STOCK  05561Q201      98,874     1,800   Full Discretion/Sole   N/A      Sole
BP PLC SPONS ADR                           COMMON STOCK  055622104     277,810     6,500   Full Discretion/Sole   N/A      Sole
BP PRUDHOE BAY RTY TR UNIT BEN INT         COMMON STOCK  055630107     461,538     4,050   Full Discretion/Sole   N/A      Sole
CA INCORPORATED COM                        COMMON STOCK  12673P105     427,143    21,130   Full Discretion/Sole   N/A      Sole
CARBO CERAMICS INC COM                     COMMON STOCK  140781105   2,499,282    20,265   Full Discretion/Sole   N/A      Sole
CATERPILLAR INC COM                        COMMON STOCK  149123101   1,706,451    18,835   Full Discretion/Sole   N/A      Sole
CELLCOM ISRAEL LTD COM                     COMMON STOCK  M2196U109   4,070,872   240,880   Full Discretion/Sole   N/A      Sole
CENTURYLINK INC COM                        COMMON STOCK  156700106      93,000     2,500   Full Discretion/Sole   N/A      Sole
CERNER CORP COM                            COMMON STOCK  156782104   2,097,506    34,245   Full Discretion/Sole   N/A      Sole
CHART INDUSTRIES INC COM                   COMMON STOCK  16115Q308     297,385     5,500   Full Discretion/Sole   N/A      Sole
CHESAPEAKE ENERGY CORP COM                 COMMON STOCK  165167107     123,375     5,535   Full Discretion/Sole   N/A      Sole
CHEVRON CORP COM                           COMMON STOCK  166764100     244,720     2,300   Full Discretion/Sole   N/A      Sole
CHIPOTLE MEXICAN GRILL COM                 COMMON STOCK  169656105   3,466,901    10,265   Full Discretion/Sole   N/A      Sole
CHUBB CORP COM                             COMMON STOCK  171232101      20,766       300   Full Discretion/Sole   N/A      Sole
CISCO SYSTEMS INC COM                      COMMON STOCK  17275R102     180,800    10,000   Full Discretion/Sole   N/A      Sole
CITIGROUP INC COM                          COMMON STOCK  172967424   1,773,294    67,400   Full Discretion/Sole   N/A      Sole
CLEAN ENERGY FUELS CORP COM                COMMON STOCK  184499101       5,171       415   Full Discretion/Sole   N/A      Sole
COCA COLA CO COM                           COMMON STOCK  191216100      24,489       350   Full Discretion/Sole   N/A      Sole
COGNIZANT TECH SOLUTIONS CRP COM           COMMON STOCK  192446102      80,387     1,250   Full Discretion/Sole   N/A      Sole
CONOCOPHILLIPS CORP COM                    COMMON STOCK  20825C104     197,842     2,715   Full Discretion/Sole   N/A      Sole
CONSOLIDATED EDISON CO N Y INC COM         COMMON STOCK  209115104   3,335,353    53,770   Full Discretion/Sole   N/A      Sole
CROSS TIMBERS RTY TR A TR UNIT             COMMON STOCK  22757R109     226,806     4,641   Full Discretion/Sole   N/A      Sole
DAVITA INC COM                             COMMON STOCK  23918K108     168,298     2,220   Full Discretion/Sole   N/A      Sole
DOLLAR TREE INC COM                        COMMON STOCK  256746108      54,853       660   Full Discretion/Sole   N/A      Sole
DOMINION RESOURCES INC COM                 COMMON STOCK  25746U109      79,620     1,500   Full Discretion/Sole   N/A      Sole
E M C CORP MASS COM                        COMMON STOCK  268648102   2,262,992   105,060   Full Discretion/Sole   N/A      Sole
ECOLAB INC COM                             COMMON STOCK  278865100      36,131       625   Full Discretion/Sole   N/A      Sole
EMERSON ELEC CO COM                        COMMON STOCK  291011104   2,766,048    59,370   Full Discretion/Sole   N/A      Sole
ENERPLUS CORP COM                          COMMON STOCK  292766102      16,205       640   Full Discretion/Sole   N/A      Sole
EXELIS INC COM                             COMMON STOCK  30162A108       2,262       250   Full Discretion/Sole   N/A      Sole
EXELON CORPORATION COM                     COMMON STOCK  30161N101       5,421       125   Full Discretion/Sole   N/A      Sole
EXPRESS SCRIPTS INC COM                    COMMON STOCK  302182100      14,524       325   Full Discretion/Sole   N/A      Sole
EXXON MOBIL CORPORATION COM                COMMON STOCK  30231G102   1,739,699    20,525   Full Discretion/Sole   N/A      Sole
F5 NETWORKS INC COM                        COMMON STOCK  315616102   3,468,851    32,688   Full Discretion/Sole   N/A      Sole
FORD MOTOR COM                             COMMON STOCK  345370860   2,246,419   208,775   Full Discretion/Sole   N/A      Sole
FREEPORT MCMORAN COPPER & GOLD CL B        COMMON STOCK  35671D857   3,545,599    96,374   Full Discretion/Sole   N/A      Sole
GENERAL ELECTRIC CO COM                    COMMON STOCK  369604103      56,416     3,150   Full Discretion/Sole   N/A      Sole
GETTY REALTY COM (NEW)                     COMMON STOCK  374297109      48,825     3,500   Full Discretion/Sole   N/A      Sole
GOOGLE INC CL A                            COMMON STOCK  38259P508     242,212       375   Full Discretion/Sole   N/A      Sole
HEALTH CARE REIT INC COM                   COMMON STOCK  42217K106   3,861,542    70,815   Full Discretion/Sole   N/A      Sole
HEALTHCARE REALTY TRUST INC COM            COMMON STOCK  421946104       9,908       533   Full Discretion/Sole   N/A      Sole
HEINZ H J CO COM                           COMMON STOCK  423074103   3,755,672    69,498   Full Discretion/Sole   N/A      Sole
HELMERICH & PAYNE INC COM                  COMMON STOCK  423452101   2,755,176    47,210   Full Discretion/Sole   N/A      Sole
HEWLETT PACKARD CO COM                     COMMON STOCK  428236103     407,008    15,800   Full Discretion/Sole   N/A      Sole
IDEXX LABORATORIES INC COM                 COMMON STOCK  45168D104   3,704,316    48,133   Full Discretion/Sole   N/A      Sole
ILLINOIS TOOL WORKS INC COM                COMMON STOCK  452308109      43,207       925   Full Discretion/Sole   N/A      Sole
INTEL CORP COM                             COMMON STOCK  458140100      97,000     4,000   Full Discretion/Sole   N/A      Sole
INTERCONTINENTAL EXCHANGE COM              COMMON STOCK  45865V100   2,006,555    16,645   Full Discretion/Sole   N/A      Sole
INTL BUSINESS MACHINES COM                 COMMON STOCK  459200101      27,582       150   Full Discretion/Sole   N/A      Sole
INTUITIVE SURGICAL INC COM                 COMMON STOCK  46120E602   4,831,046    10,434   Full Discretion/Sole   N/A      Sole
ITT CORPORATION COM                        COMMON STOCK  450911201       2,416       125   Full Discretion/Sole   N/A      Sole
JUNIPER NETWORKS INC COM                   COMMON STOCK  48203R104      98,988     4,850   Full Discretion/Sole   N/A      Sole
KAYNE ANDERSON ENRGY TOT RET CLOSED END FU COMMON STOCK  48660P104      43,533     1,720   Full Discretion/Sole   N/A      Sole
KRAFT FOODS INC CL A                       COMMON STOCK  50075N104   1,449,942    38,810   Full Discretion/Sole   N/A      Sole
LEUCADIA NATL CORP COM                     COMMON STOCK  527288104       1,182        52   Full Discretion/Sole   N/A      Sole
MARKWEST ENERGY PARTNERS, LP COM           COMMON STOCK  570759100      16,518       300   Full Discretion/Sole   N/A      Sole
MASTERCARD INC COM                         COMMON STOCK  57636Q104   3,618,218     9,705   Full Discretion/Sole   N/A      Sole
MATRIX SVC CO COM                          COMMON STOCK  576853105      34,928     3,700   Full Discretion/Sole   N/A      Sole
MCDONALDS CORP COM                         COMMON STOCK  580135101   3,048,025    30,380   Full Discretion/Sole   N/A      Sole
MCKESSON CORP COM                          COMMON STOCK  58155Q103      85,701     1,100   Full Discretion/Sole   N/A      Sole
MEDCO HEALTH SOLUTIONS INC COM             COMMON STOCK  58405U102   2,118,051    37,890   Full Discretion/Sole   N/A      Sole
MERCK & CO INC. COM                        COMMON STOCK  58933Y105      96,135     2,550   Full Discretion/Sole   N/A      Sole
MESA ROYALTY TRUST UNIT BEN INT            COMMON STOCK  590660106      28,021       700   Full Discretion/Sole   N/A      Sole
MESABI TR ROYALTY SH BEN INT               COMMON STOCK  590672101   4,246,041   169,165   Full Discretion/Sole   N/A      Sole
METALS USA HOLDINGS CORP COM               COMMON STOCK  59132A104       2,812       250   Full Discretion/Sole   N/A      Sole
METLIFE INC COM                            COMMON STOCK  59156R108      15,590       500   Full Discretion/Sole   N/A      Sole
METROPCS COMMUNICATIONS INC COM            COMMON STOCK  591708102      12,152     1,400   Full Discretion/Sole   N/A      Sole
MGM RESORTS INTERNATIONAL COM              COMMON STOCK  552953101      70,528     6,762   Full Discretion/Sole   N/A      Sole
MINE SAFETY APPLIANCES CO COM              COMMON STOCK  602720104     178,848     5,400   Full Discretion/Sole   N/A      Sole
MOLYCORP INC COM                           COMMON STOCK  608753109      16,786       700   Full Discretion/Sole   N/A      Sole
MV OIL TRUST COM                           COMMON STOCK  553859109   3,852,215    97,180   Full Discretion/Sole   N/A      Sole
NETAPP INC COM                             COMMON STOCK  64110D104     233,941     6,450   Full Discretion/Sole   N/A      Sole
NEW YORK COMMUNITY BANCORP COM             COMMON STOCK  649445103   3,517,743   284,377   Full Discretion/Sole   N/A      Sole
NIKE INC CL B                              COMMON STOCK  654106103   1,546,738    16,050   Full Discretion/Sole   N/A      Sole
NOBLE CORP COM                             COMMON STOCK  H5833N103      30,220     1,000   Full Discretion/Sole   N/A      Sole
NOBLE ENERGY INC COM                       COMMON STOCK  655044105      16,518       175   Full Discretion/Sole   N/A      Sole
NORTHERN TR CORP COM                       COMMON STOCK  665859104     239,943     6,050   Full Discretion/Sole   N/A      Sole
OCCIDENTAL PETROLEUM CORP COM              COMMON STOCK  674599105      80,113       855   Full Discretion/Sole   N/A      Sole
OGE ENERGY CORP COM                        COMMON STOCK  670837103      17,013       300   Full Discretion/Sole   N/A      Sole
ONEOK INC CM (NEW)                         COMMON STOCK  682680103      63,284       730   Full Discretion/Sole   N/A      Sole
ORACLE CORP COM                            COMMON STOCK  68389X105   3,309,902   129,041   Full Discretion/Sole   N/A      Sole
PAYCHEX INC COM                            COMMON STOCK  704326107      60,220     2,000   Full Discretion/Sole   N/A      Sole
PEABODY ENERGY CORP COM                    COMMON STOCK  704549104       3,311       100   Full Discretion/Sole   N/A      Sole
PENN WEST PETE LTD NEW COM                 COMMON STOCK  707887105   4,017,816   202,920   Full Discretion/Sole   N/A      Sole
PEPSICO INC COM                            COMMON STOCK  713448108     130,709     1,970   Full Discretion/Sole   N/A      Sole
PERMIAN BASIN RTY TR UNIT BEN INT          COMMON STOCK  714236106     169,071     8,300   Full Discretion/Sole   N/A      Sole
PFIZER INC COM                             COMMON STOCK  717081103     187,511     8,665   Full Discretion/Sole   N/A      Sole
PHILIP MORRIS INTL COM                     COMMON STOCK  718172109   4,843,079    61,711   Full Discretion/Sole   N/A      Sole
PLUM CREEK TIMBER CO INC COM               COMMON STOCK  729251108       3,656       100   Full Discretion/Sole   N/A      Sole
PROGRESS SOFTWARE CORP COM                 COMMON STOCK  743312100     287,347    14,850   Full Discretion/Sole   N/A      Sole
PROLOGIS COM                               COMMON STOCK  74340W103      66,986     2,343   Full Discretion/Sole   N/A      Sole
PRUDENTIAL FINANCIAL INC COM               COMMON STOCK  744320102      10,024       200   Full Discretion/Sole   N/A      Sole
PUBLIC STORAGE COM                         COMMON STOCK  74460D109      60,507       450   Full Discretion/Sole   N/A      Sole
REGENCY ENERGY PARTNERS LP COM             COMMON STOCK  75885Y107       8,701       350   Full Discretion/Sole   N/A      Sole
ROYAL DUTCH SHELL PLC ADS CLASS B          COMMON STOCK  780259107     110,214     1,450   Full Discretion/Sole   N/A      Sole
SABINE ROYALTY TR UNIT BEN INT             COMMON STOCK  785688102     312,097     4,950   Full Discretion/Sole   N/A      Sole
SANDRIDGE ENERGY INC COM                   COMMON STOCK  80007P307       2,040       250   Full Discretion/Sole   N/A      Sole
SCHLUMBERGER LTD COM                       COMMON STOCK  806857108     170,092     2,490   Full Discretion/Sole   N/A      Sole
SENIOR HOUSING PROP TRUST REITS            COMMON STOCK  81721M109   4,270,332   190,300   Full Discretion/Sole   N/A      Sole
SOUTHERN CO COM                            COMMON STOCK  842587107   4,686,862   101,250   Full Discretion/Sole   N/A      Sole
SOUTHERN COPPER CORP COM                   COMMON STOCK  84265V105      78,468     2,600   Full Discretion/Sole   N/A      Sole
SYNTROLEUM CORP COM                        COMMON STOCK  871630109       2,400     2,500   Full Discretion/Sole   N/A      Sole
THE BLACKSTONE GROUP LP COM                COMMON STOCK  09253U108   4,904,551   350,075   Full Discretion/Sole   N/A      Sole
TRANSATLANTIC PETROLEUM LTD ORD            COMMON STOCK  G89982105       4,585     3,500   Full Discretion/Sole   N/A      Sole
TRIUMPH GROUP INC COM                      COMMON STOCK  896818101     315,630     5,400   Full Discretion/Sole   N/A      Sole
TRUE RELIGION APPAREL INC COM              COMMON STOCK  89784N104   3,322,965    96,095   Full Discretion/Sole   N/A      Sole
UNDER ARMOUR INC COM CLASS A               COMMON STOCK  904311107   2,973,901    41,425   Full Discretion/Sole   N/A      Sole
UNION PAC CORP COM                         COMMON STOCK  907818108     164,207     1,550   Full Discretion/Sole   N/A      Sole
UNIT CORP COM                              COMMON STOCK  909218109   3,172,461    68,372   Full Discretion/Sole   N/A      Sole
UNITED TECH CORP COM                       COMMON STOCK  913017109   2,102,945    28,772   Full Discretion/Sole   N/A      Sole
V F CORP COM                               COMMON STOCK  918204108      19,048       150   Full Discretion/Sole   N/A      Sole
VMWARE INC COM                             COMMON STOCK  928563402   3,130,024    37,625   Full Discretion/Sole   N/A      Sole
WAL-MART STORES COM                        COMMON STOCK  931142103     339,138     5,675   Full Discretion/Sole   N/A      Sole
WALT DISNEY CO COM                         COMMON STOCK  254687106      22,500       600   Full Discretion/Sole   N/A      Sole
WASTE MANAGEMENT INC COM                   COMMON STOCK  94106L109      49,065     1,500   Full Discretion/Sole   N/A      Sole
WEST PHARMACEUTICALS SERVICES COM          COMMON STOCK  955306105     144,210     3,800   Full Discretion/Sole   N/A      Sole
WESTPORT INNOVATIONS INC COM               COMMON STOCK  960908309   5,227,987   157,280   Full Discretion/Sole   N/A      Sole
WILLBROS GROUP INC COM                     COMMON STOCK  969203108     275,687    75,119   Full Discretion/Sole   N/A      Sole
WILLIAMS COS INC COM                       COMMON STOCK  969457100   1,154,709    34,970   Full Discretion/Sole   N/A      Sole
WILLIAMS PARTNERS LTD COM                  COMMON STOCK  96950F104   1,173,704    19,565   Full Discretion/Sole   N/A      Sole
WINDSTREAM CORPORATION COM                 COMMON STOCK  97381W104   3,806,601   324,242   Full Discretion/Sole   N/A      Sole
WYNN RESORTS LTD COM                       COMMON STOCK  983134107   3,218,021    29,125   Full Discretion/Sole   N/A      Sole
XYLEM INC COM                              COMMON STOCK  98419M100       6,422       250   Full Discretion/Sole   N/A      Sole
ISHARES GOLD TRUST COM                     ETF           464285105     131,739     8,650   Full Discretion/Sole   N/A      Sole
ISHARES MSCI AUSTRALIA                     ETF           464286103      43,952     2,050   Full Discretion/Sole   N/A      Sole
ISHARES MSCI CANADA                        ETF           464286509      50,540     1,900   Full Discretion/Sole   N/A      Sole
ISHARES MSCI SINGAPORE                     ETF           464286673      47,977     4,430   Full Discretion/Sole   N/A      Sole
ISHARES S&P MDCP 400 VALUE FD              ETF           464287705      49,387       650   Full Discretion/Sole   N/A      Sole
ISHARES S&P MIDCAP 400 GROWTH INDEX FD     ETF           464287606      60,719       615   Full Discretion/Sole   N/A      Sole
ISHARES S&P SMALL CAP 600 INDEX FUND       ETF           464287804      10,245       150   Full Discretion/Sole   N/A      Sole
ISHARES SILVER TRUST                       ETF           46428Q109   1,045,137    38,795   Full Discretion/Sole   N/A      Sole
SPDR TR S&P 500 ETF TRUST                  ETF           78462F103     361,440     2,880   Full Discretion/Sole   N/A      Sole
ISHARES MSCI EMERGING MKTS                 ETF           464287234     150,811     3,975   Full Discretion/Sole   N/A      Sole
ISHARES MIDCAP 400 IDX FD                  ETF           464287507     143,330     1,636   Full Discretion/Sole   N/A      Sole
ISHARES RUSSELL 1000 GROWTH FUND           ETF           464287614     126,098     2,182   Full Discretion/Sole   N/A      Sole
ISHARES S&P NORTH AMERI NATUR INDEX FD     ETF           464287374     117,610     3,095   Full Discretion/Sole   N/A      Sole
MARKET VECTORS GOLD MINERS ETF             ETF           57060U100     154,290     3,000   Full Discretion/Sole   N/A      Sole
SPDR GOLD TR GOLD SHS ETF                  ETF           78463V107     387,574     2,550   Full Discretion/Sole   N/A      Sole
ISHARES BARCLAYS AGG BOND FUND             ETF           464287226  11,792,340   106,960   Full Discretion/Sole   N/A      Sole
SPDR HIGH YIELD                            ETF           78464A417   3,980,536   103,525   Full Discretion/Sole   N/A      Sole
ISHARES BARCLAYS TIPS BOND FUND            ETF           464287176      26,255       225   Full Discretion/Sole   N/A      Sole
SPDR DOW JONES INDUSTRIAL AVE ETF TRUST    ETF           78467X109     137,081     1,125   Full Discretion/Sole   N/A      Sole
ISHARES US PFD STOCK INDEX FUND            ETF           464288687   1,261,660    35,420   Full Discretion/Sole   N/A      Sole
SPDR SERIES TRUST WELLS FG PFD             ETF           78464A292     227,707     5,400   Full Discretion/Sole   N/A      Sole
BLACKROCK BUILD AMERICA BD TR              BOND FUNDS    09248X100      16,012       750   Full Discretion/Sole   N/A      Sole
BLACKROCK MUNICIPAL BOND TRUST CLOSED END  BOND FUNDS    09249H104     832,374    52,950   Full Discretion/Sole   N/A      Sole
FEDERATED PREM MUNI INC FD                 BOND FUNDS    31423P108      60,560     4,000   Full Discretion/Sole   N/A      Sole
NUVEEN BUILD AMERICA BONDS OP              BOND FUNDS    67074Q102      16,215       750   Full Discretion/Sole   N/A      Sole
NUVEEN MUNI HIGH INCOME OPP CLOSEDEND      BOND FUNDS    670682103   1,992,095   164,500   Full Discretion/Sole   N/A      Sole
WESTERN ASSET MUNICIPAL HIGH INCOME FUND I BOND FUNDS    95766N103      55,984     7,150   Full Discretion/Sole   N/A      Sole
AMERIGAS PARTNERS-LP COM                   LP            030975106      22,496       490   Full Discretion/Sole   N/A      Sole
ATLAS PIPELINE PARTNERS L P                LP            049392103      74,300     2,000   Full Discretion/Sole   N/A      Sole
DORCHESTER MINERALS LP COM UNITS           LP            25820R105     353,723    15,610   Full Discretion/Sole   N/A      Sole
ENERGY TRANSFER PARTNERS LP COM            LP            29273R109   1,538,726    33,560   Full Discretion/Sole   N/A      Sole
EV ENERGY PARTNERS COM                     LP            26926V107      79,080     1,200   Full Discretion/Sole   N/A      Sole
KINDER MORGAN ENERGY PARTNERS CM LP        LP            494550106   3,038,661    35,770   Full Discretion/Sole   N/A      Sole
MAGELLAN MIDSTREAM PARTNERS COM            LP            559080106   4,289,158    62,270   Full Discretion/Sole   N/A      Sole
ONEOK PARTNERS LP COM                      LP            68268N103   1,987,411    34,420   Full Discretion/Sole   N/A      Sole
SUBURBAN PROPANE PARTNERS LP COM           LP            864482104      13,093       275   Full Discretion/Sole   N/A      Sole
TERRA NITROGEN CO LP COM UNITS             LP            881005201   6,744,507    40,165   Full Discretion/Sole   N/A      Sole
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